Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	$ 521,031
Fair value assets, ending balance	532,227
Fair value liabilities, beginning balance	448,167
Fair value liabilities, ending balance	463,964
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,824	$ 1,752
Total realized/ unrealized gains (losses) included in earnings	(19)	45
Total unrealized gains (losses) included in OCI	19	(4)
Purchases of assets	364	226
Sales of assets	(292)	(351)
Transfers into Level 3	(7)	(29)
Transfers out of Level 3	(48)	(101)
Fair value assets, ending balance	1,841	1,538
Changes in unrealized gains (losses) included in earnings for assets positions still held	65	34
Fair value liabilities, beginning balance	(453)	(489)
Total realized/ unrealized gains (losses) included in earnings	(30)	(32)
Total unrealized gains (losses) included in OCI	(1)	5
Issuances of liabilities	(9)	(154)
Settlements of liabilities and other	21	23
Transfers into Level 3	(18)	(52)
Transfers out of Level 3	347	117
Fair value liabilities, ending balance	(143)	(582)
Changes in unrealized gains (losses) included in earnings for liability positions still held	3	(24)
Level 3 [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	429	249
Total realized/ unrealized gains (losses) included in earnings	(3)	(5)
Total unrealized gains (losses) included in OCI	12	30
Purchases of assets	27
Sales of assets	(56)	3
Fair value assets, ending balance	409	277
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	192	29
Total realized/ unrealized gains (losses) included in earnings	(3)	(5)
Total unrealized gains (losses) included in OCI	2	4
Sales of assets	(56)
Fair value assets, ending balance	135	28
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	237	217
Total unrealized gains (losses) included in OCI	10	26
Sales of assets		3
Fair value assets, ending balance	247	246
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Purchases of assets	27
Fair value assets, ending balance	27
Level 3 [member] | Loans [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	551	477
Total realized/ unrealized gains (losses) included in earnings	17	(1)
Total unrealized gains (losses) included in OCI	1	(1)
Purchases of assets	264	50
Sales of assets	(2)	(4)
Transfers out of Level 3	(5)
Fair value assets, ending balance	826	521
Changes in unrealized gains (losses) included in earnings for assets positions still held	16	(1)
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	(504)	(455)
Total realized/ unrealized gains (losses) included in earnings	(68)	45
Purchases of assets		27
Sales of assets	40	1
Transfers into Level 3	2
Transfers out of Level 3	(20)	(130)
Fair value assets, ending balance	(550)	(512)
Changes in unrealized gains (losses) included in earnings for assets positions still held	(6)	46
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	21	21
Total realized/ unrealized gains (losses) included in earnings	(7)	6
Total unrealized gains (losses) included in OCI	6	1
Purchases of assets	2
Sales of assets		4
Transfers into Level 3	(1)	1
Transfers out of Level 3	(9)
Fair value assets, ending balance	12	33
Changes in unrealized gains (losses) included in earnings for assets positions still held	(1)	4
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	(84)	(181)
Total realized/ unrealized gains (losses) included in earnings	45	53
Total unrealized gains (losses) included in OCI		6
Purchases of assets	(9)	(30)
Sales of assets	(23)	(2)
Transfers into Level 3	(17)	(34)
Transfers out of Level 3	(14)	31
Fair value assets, ending balance	(102)	(157)
Changes in unrealized gains (losses) included in earnings for assets positions still held	60	24
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1	(16)
Sales of assets	12	5
Fair value assets, ending balance	13	(11)
Level 3 [member] | Other assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	65
Sales of assets	(4)
Fair value assets, ending balance	61
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,345	1,657
Total realized/ unrealized gains (losses) included in earnings	(3)	(53)
Total unrealized gains (losses) included in OCI		(40)
Purchases of assets	80	179
Sales of assets	(259)	(358)
Transfers into Level 3	9	4
Transfers out of Level 3		(2)
Fair value assets, ending balance	1,172	1,387
Changes in unrealized gains (losses) included in earnings for assets positions still held	(4)	(39)
Level 3 [member] | Trading Securities [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	66	508
Total realized/ unrealized gains (losses) included in earnings	(1)	4
Total unrealized gains (losses) included in OCI		(13)
Sales of assets		(312)
Fair value assets, ending balance	65	187
Changes in unrealized gains (losses) included in earnings for assets positions still held		(5)
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	110	196
Total realized/ unrealized gains (losses) included in earnings	15	12
Total unrealized gains (losses) included in OCI		(6)
Sales of assets	(116)	(6)
Fair value assets, ending balance	9	196
Changes in unrealized gains (losses) included in earnings for assets positions still held	1	10
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	21	30
Total realized/ unrealized gains (losses) included in earnings	1	(1)
Fair value assets, ending balance	22	29
Changes in unrealized gains (losses) included in earnings for assets positions still held		(1)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance	1,148	923
Total realized/ unrealized gains (losses) included in earnings	(18)	(68)
Total unrealized gains (losses) included in OCI		(21)
Purchases of assets	80	179
Sales of assets	(143)	(40)
Transfers into Level 3	9	4
Transfers out of Level 3		(2)
Fair value assets, ending balance	1,076	975
Changes in unrealized gains (losses) included in earnings for assets positions still held	(5)	(43)
Level 3 [member] | Loan substitute securities [member] | Investment [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value assets, beginning balance		3
Fair value assets, ending balance		3
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance	(390)	(465)
Total realized/ unrealized gains (losses) included in earnings	(30)	(31)
Total unrealized gains (losses) included in OCI	(1)	4
Issuances of liabilities	(9)	(149)
Settlements of liabilities and other	5	22
Transfers into Level 3	(18)	(52)
Transfers out of Level 3	352	117
Fair value liabilities, ending balance	(91)	(554)
Changes in unrealized gains (losses) included in earnings for liability positions still held	2	(24)
Level 3 [member] | Deposits - Business and government [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance	5
Transfers out of Level 3	(5)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Fair value liabilities, beginning balance	(68)	(24)
Total realized/ unrealized gains (losses) included in earnings		(1)
Total unrealized gains (losses) included in OCI		1
Issuances of liabilities		(5)
Settlements of liabilities and other	16	1
Fair value liabilities, ending balance	(52)	$ (28)
Changes in unrealized gains (losses) included in earnings for liability positions still held	$ 1